SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and risk (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Concentration and risk
Accounts receivable	¥ 101,320,063	¥ 115,228,700		$ 15,527,979
Advances from customers	40,062,189	7,478,309		6,139,799
Accounts payable	395,826,435	258,988,264		$ 60,663,055
Total purchases | Suppliers risk | Supplier F
Concentration and risk
Total purchases		¥ 225,527,597	¥ 193,555,999
Concentration risk (as a percent)		15.00%	15.00%
Total purchases | Suppliers risk | Supplier A
Concentration and risk
Total purchases		¥ 173,723,118	¥ 150,385,652
Concentration risk (as a percent)		11.00%	12.00%
Accounts receivable | Customer risk | Customer Y
Concentration and risk
Accounts receivable	¥ 30,309,591
Concentration risk (as a percent)	30.00%
Accounts receivable | Customer risk | Customer Z
Concentration and risk
Accounts receivable		¥ 46,263,295
Concentration risk (as a percent)		40.00%
Advances from customers | Customer risk | Customer U
Concentration and risk
Advances from customers		¥ 1,090,262
Concentration risk (as a percent)		15.00%
Advances from customers | Customer risk | Customer W
Concentration and risk
Advances from customers		¥ 767,993
Concentration risk (as a percent)		10.00%
Advances from customers | Customer risk | Customer R
Concentration and risk
Advances from customers	¥ 20,876,460
Concentration risk (as a percent)	52.00%
Accounts payable | Suppliers risk | Supplier F
Concentration and risk
Accounts payable		¥ 26,134,706
Concentration risk (as a percent)		10.00%